EQUITY ACCOUNTED INVESTMENTS - Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about investment property [line items]
Revenue	$ 1,886	$ 1,802	$ 3,571	$ 3,551
Expenses	2,152	2,057	4,122	4,062
Income from equity accounted investments	331	192	610	418
Net income (loss)	62	(46)	17	(175)
Total for all joint ventures | Total for all associates
Disclosure of detailed information about investment property [line items]
Revenue	1,773	1,396	3,241	2,726
Expenses	1,629	1,204	2,852	2,333
Income from equity accounted investments	306	171	397	242
Income before fair value gains, net	450	363	786	635
Fair value gains, net	382	105	789	554
Net income (loss)	$ 832	$ 468	$ 1,575	$ 1,189